Material Accounting Policy Information (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Functional and presentation currency	Functional and presentation currency The functional and presentation currency of the Company and each of its subsidiaries is the United States dollar ("USD").
Basis of measurement	Basis of measurement
These Consolidated Financial Statements have been prepared on a historical cost basis, except for those assets and liabilities that are measured at fair values at the end of each reporting period.

Basis of Consolidation	Basis of consolidation
The accounts of the Company and its subsidiaries, which are controlled by the Company, have been included in these Consolidated Financial Statements. Control is achieved when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control.
The principal subsidiaries and associates, all of which are consolidated with the exception of Juanicipio, which is an associate accounted for under the equity method, of the Company and their geographic locations at December 31, 2025 were as follows:

Location	Subsidiaries and associates	Ownership Interest	Operations and Development Projects
Brazil	Jacobina Mineração e Comércio Ltda.	100%	Jacobina mine
Canada	Lake Shore Gold Corp.	100%	Bell Creek and Timmins West mines (together "Timmins mine")
	Gatling Exploration Inc.	100%	Larder project (1)
Chile	Minera Meridian Ltda.	100%	El Peñon mine
	Minera Florida Ltda.	100%	Minera Florida mine
Mexico	Plata Panamericana S.A. de C.V.	100%	La Colorada mine
	Compañía Minera Dolores S.A. de C.V.	100%	Dolores mine
	Minera Juanicipio S.A. de C.V.	44%	Together "Juanicipio mine" (1)
	Equipos Chaparral S.A de C.V.	44%
Peru	Pan American Silver Huaron S.A.	100%	Huaron mine
	Shahuindo S.A.C.	100%	Shahuindo mine
Bolivia	Pan American Silver (Bolivia) S.A.	95%	San Vicente mine
Guatemala	Pan American Silver Guatemala S.A.	100%	Escobal mine
Argentina	Estelar Resources S.A.	100%	Cerro Moro mine
	Minera Argenta S.A.	100%	Navidad project
(1)Mine and project through the MAG Acquisition (Note 8).

Business Combinations	Business combinations
Upon the acquisition of a business, the acquisition method of accounting is used, whereby the purchase consideration is allocated to the identifiable assets, liabilities and contingent liabilities (identifiable net assets) acquired on the basis of fair value at the date of acquisition. When the cost of the acquisition exceeds the fair value attributable to the Company’s share of the identifiable net assets, the difference is treated as goodwill, which is not amortized and is reviewed for impairment annually or more frequently when there is an indication of impairment. If the fair value attributable to the Company’s share of the identifiable net assets exceeds the cost of acquisition, the difference is immediately recognized in the Consolidated Statements of Earnings and Comprehensive Earnings ("SOE"). Acquisition related costs, other than costs to issue debt or equity securities of the acquirer, including investment banking fees, legal fees, accounting fees, valuation fees, and other professional fees are expensed as incurred. The costs to issue equity securities of the Company as consideration for the acquisition are reduced from share capital as share issuance costs. The costs to issue debt securities are capitalized and amortized using the effective interest method.
Non-controlling interests are measured either at fair value or at the non-controlling interests’ proportionate share of the recognized amounts of the acquirers’ identifiable net assets as at the date of acquisition. The choice of measurement basis is made on a transaction by transaction basis.
Control of a business may be achieved in stages. Upon the acquisition of control, any previously held interest is re-measured to fair value at the date control is obtained resulting in a gain or loss upon the acquisition of control.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete. These provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Revenue Recognition	Revenue recognition
Revenue associated with the sale of commodities is recognized when control of the asset sold is transferred to the customer. Indicators of control transferring include an unconditional obligation to pay, legal title, physical possession, transfer of risk and rewards and customer acceptance. This generally occurs when the goods are delivered to a loading port, warehouse, vessel or metal account as contractually agreed with the buyer; at which point the buyer controls the goods. In cases where the Company is responsible for the cost of shipping and certain other services after the date on which control of the goods transfers to the customer, these other services are considered separate performance obligations and thus a portion of revenue earned under the contract is allocated and recognized as these performance obligations are satisfied.
The Company’s concentrate sales contracts with third-party buyers, in general, provide for a provisional payment based upon provisional assays and quoted metal prices. Final settlement is based on applicable commodity prices set on specified quotational periods, typically ranging from one month prior to shipment, and can extend to three months after the shipment arrives at the smelter and is based on average market metal prices. For this purpose, the transaction price can be measured reliably for those products, such as silver, gold, zinc, lead and copper, for which there exists an active and freely traded commodity market such as the London Metals Exchange and the value of product sold by the Company is directly linked to the form in which it is traded on that market.
Sales revenue is commonly subject to adjustments based on an inspection of the product by the customer. In such cases, sales revenue is initially recognized on a provisional basis using the Company’s best estimate of contained metal, and adjusted subsequently. Revenues are recorded under these contracts at the time control passes to the buyer based on the expected settlement period. Revenue on provisionally priced sales is recognized based on estimates of the fair value of the consideration receivable based on forward market prices and estimated quantities. At each reporting date provisionally priced metal is marked to market based on the forward selling price for the quotational period stipulated in the contract. Variations between the price recorded at the date when control is transferred to the buyer and the actual final price set under the smelting contracts are caused by changes in metal prices resulting in the receivable being recorded at fair value through profit or loss ("FVTPL").
IFRS 15 - Revenue from Contracts with Customers ("IFRS 15") requires that variable consideration should only be recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company concluded that the adjustments relating to the final assay results for the quantity and quality of concentrate sold are not significant and do not constrain the recognition of revenue.
Refining and treatment charges under the sales contracts are netted against revenue for sales of metal concentrate.

Financial Instruments	Financial instruments
Financial assets and financial liabilities are recognized in the Company’s Consolidated Statements of Financial Position ("SFP") when the Company becomes a party to the contractual provisions of the instrument.
i)Financial assets
On initial recognition, a financial asset is classified as measured at: amortized cost, fair value through other comprehensive income ("FVTOCI"), or FVTPL. Financial assets at FVTPL are initially measured at fair value and those at amortized cost or FVTOCI are initially measured at fair value plus transaction costs.
Subsequent measurement of financial assets and liabilities depends on the classifications of such assets and liabilities.
Amortized cost:
Financial assets that meet the following conditions are measured subsequently at amortized cost:
•The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and
•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. Interest income is recognized using the effective interest method. Interest income is recognized in Interest and finance expense in the SOE.
The Company's financial assets at amortized cost primarily include cash and cash equivalents and, receivables not arising from sale of metal concentrates (included in Trade and other receivables) in the SFP (Note 9(a)).
FVTOCI:
Financial assets that meet the following conditions are measured at FVTOCI:
•The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and
•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding; or
•The Company may make an irrevocable election at initial recognition for particular investments in equity instruments that would otherwise be measured at FVTPL to present subsequent changes in fair value in Other Comprehensive Income ("OCI").
FVTPL:
By default, all other financial assets are measured subsequently at FVTPL.
Financial assets measured at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss to the extent they are not part of a designated hedging relationship. Fair value is determined in the manner described in Note 9(b)(ii). The Company's financial assets at FVTPL include its trade receivables from provisional concentrate sales, investments in equity securities not designated as FVTOCI, derivative assets not designated as hedging instruments, and contingent consideration receivable.
ii)Financial liabilities and equity
Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs. Repurchase of the Company’s own equity instruments is recognized as a direct reduction in equity. No gain or loss is recognized in the SOE on the purchase, sale, issue or cancellation of the Company’s own equity instruments.
Classification of financial liabilities
Financial liabilities other than those which are contingent consideration of an acquirer in a business combination, held for trading or designated as at FVTPL, are measured at amortized cost using effective interest method.
Derivatives
When the Company enters into derivative contracts, these transactions are designed to reduce exposures related to assets and liabilities, firm commitments or anticipated transactions. The Company does not have derivative instruments that qualify as cash flow hedges and consequently all derivatives are recorded at FVTPL.

Derivative Financial Instruments	Derivative financial instrumentsThe Company utilizes foreign currency and commodity contracts, including forward contracts to manage exposure to fluctuations in metal prices and foreign currency exchange rates. For metals production, these contracts are intended to reduce the risk of falling prices on the Company’s future sales. Foreign currency derivative financial instruments, such as forward contracts, are used to manage the effects of exchange rate changes on foreign currency cost exposures. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently re-measured at fair value. Derivatives are carried as assets when the fair value is positive and as liabilities when the fair value is negative and any gains or losses arising from changes in fair value on derivatives are taken directly to earnings for the year. The fair value of forward currency and commodity contracts is calculated by reference to current forward exchange rates and prices for contracts with similar maturity profiles.
Inventories	Inventories
Inventories include work in progress, concentrate, doré, processed silver and gold, heap leach inventory, and operating materials and supplies. Work in progress inventory includes ore stockpiles and other partly processed material. Stockpiles represent ore that has been extracted and is available for further processing. The classification of inventory is determined by the stage at which the ore is in the production process. Inventories of ore are sampled for metal content and are valued based on the lower of cost or estimated net realizable value ("NRV") based upon the period ending prices of contained metal. Cost is determined on a weighted average basis or using a first-in-first-out basis and includes all costs incurred in the normal course of business including direct material and direct labour costs and an allocation of production overheads, depreciation and amortization, and other costs, based on normal production capacity, incurred in bringing each product to its present location and condition. Material that does not contain a minimum quantity of metal to cover estimated processing expenses to recover the contained metal is not classified as inventory and is assigned no value. The work in progress inventory is considered part of the operating cycle which the Company classifies as current inventory and hence heap leach and stockpiles are included in current inventory. Quantities are assessed primarily through surveys and assays.
The Company then processes the ore through the crushing facility where the output is again weighed and sampled for assaying. A metallurgical reconciliation with the data collected from the mining operation is completed with appropriate adjustments made to previous estimates. The crushed ore is then transported to the leach pad for application of the leaching solution. The samples from the automated sampler are assayed each shift and used for process control. The quantity of leach solution is measured by flow meters throughout the leaching and precipitation process. The pregnant solution from the heap leach is collected and passed through the processing circuit to produce precipitate, which is reported and then smelted to produce doré bars.
The costs incurred in the construction of heap leach pads are capitalized to Mineral Properties, Plant and Equipment. Heap leach inventory represents silver and gold contained in ore that has been placed on the leach pad for cyanide irrigation. The heap leach process is a process of extracting silver and gold by placing ore on an impermeable pad and applying a diluted cyanide solution that dissolves a portion of the contained silver and gold, which is then recovered during the metallurgical process. When the ore is placed on the pad, an estimate of the recoverable ounces is made based on tonnage, ore grade and estimated recoveries of the ore type placed on the pad. The estimated recoverable ounces on the pad are used to compile the inventory cost.
The Company uses several integrated steps to scientifically measure the metal content of the ore placed on the leach pads. The tonnage, grade, and ore type to be mined in a period was first estimated using the Mineral Reserve model. As the ore body is drilled in preparation for the blasting process, samples are taken of the drill residue, which is assayed to determine their metal content and quantities of contained metal. The estimated recoverable ounces carried in the leach pad inventory are adjusted based on actual recoveries being experienced. Actual and estimated recoveries achieved are measured to the extent possible using various indicators including, but not limited to, individual cell recoveries, the use of leach curve recovery and trends in the levels of carried ounces depending on the circumstances or cumulative pad recoveries.
The Company allocates direct and indirect production costs to by-products on a systematic and rational basis. With respect to concentrate and doré inventory, production costs are allocated based on either gold or silver equivalent ounces contained within the respective concentrate and doré.
The inventory is stated at lower of cost or NRV, with cost being determined using a weighted average cost method. The ending inventory value of ounces associated with the leach pad is equal to opening recoverable ounces plus recoverable ounces placed less ounces produced plus or minus ounce adjustments.
The estimate of both the ultimate recovery expected over time and the quantity of metal that may be extracted relative to the time the leach process occurs requires the use of estimates, which rely upon laboratory test work and estimated models of the leaching kinetics in the heap leach pads. Test work consists of leach columns of up to 400 days duration with 150 days being the average, from which the Company projects metal recoveries up to three years in the future. The quantities of metal contained in the ore are based upon actual weights and assay analysis. The rate at which the leach process extracts gold and silver from the crushed ore is based upon laboratory column tests and actual experience. The assumptions used by the Company to measure metal content during each stage of the inventory conversion process include estimated recovery rates based on laboratory testing and assaying. The Company periodically reviews its estimates compared to actual experience and revises its estimates when appropriate. The ultimate recovery will not be known until the leaching operations cease.
Supplies inventories are valued at the lower of average cost and NRV using replacement cost plus cost to dispose, net of obsolescence. Concentrate and doré inventory includes product at the mine site, the port warehouse and product held by refineries.

Mineral Properties, Plant and Equipment ("MPPE") and Depreciation	Mineral Properties, Plant and Equipment ("MPPE")
On initial acquisition, MPPE are valued at cost, being the purchase price and the directly attributable costs of acquisition or construction required to bring the asset to the location and condition necessary for the asset to be capable of operating in the manner intended by management. When provisions for asset retirement obligation are recognized, the corresponding cost is capitalized as part of the cost of the related assets, representing part of the cost of acquiring the future economic benefits of the operation.
In subsequent periods, buildings, plant and equipment are stated at cost less accumulated depreciation and any impairment in value, whilst land is stated at cost less any impairment in value and is not depreciated.
Each asset or asset component's estimated useful life has due regard to both its own physical life limitations and the present assessment of economically recoverable reserves of the mine property at which the item is located, and to possible future variations in those assessments. Estimates of remaining useful lives and residual values are reviewed annually. Changes in estimates are accounted for prospectively.
The net carrying amounts of MPPE are reviewed for impairment either individually or at the cash-generating unit ("CGU") level when events and changes in circumstances indicate that the carrying amounts may not be recoverable. To the extent that these values exceed their recoverable amounts, that excess is recorded as an impairment charge.
In countries where the Company paid Value Added Tax (“VAT”) and where there is uncertainty of its recoverability, the VAT payments have either been capitalized to mineral property costs relating to the property or expensed if it relates to mineral exploration. If the Company ultimately recovers previously capitalized amounts, the amount received will be applied to reduce mineral property costs or taken as a credit against current expenses depending on the prior treatment.
Expenditure on major maintenance or repairs includes the cost of the replacement of parts of assets and overhaul costs. Where an asset or part of an asset is replaced and it is probable that future economic benefits associated with the item will be available to the Company, the expenditure is capitalized and the carrying amount of the item replaced derecognized. Similarly, overhaul costs associated with major maintenance are capitalized and depreciated over their useful lives where it is probable that future economic benefits will be available and any remaining carrying amounts of the cost of previous overhauls are derecognized. All other costs are expensed as incurred.
Where an item of MPPE is disposed of or ceases to have a future economic benefit, it is derecognized and the difference between its carrying value and net sales proceeds is recorded as gain or loss on disposal in the SOE.
Depreciation of MPPE
The carrying amounts of MPPE (including initial and any subsequent capital expenditure) are depreciated to their estimated residual value over the estimated useful lives of the specific assets concerned, or the estimated life of the associated mine or mineral lease, if shorter. Estimates of residual values and useful lives are reviewed annually and any change in estimate is taken into account in the determination of remaining depreciation charges, and adjusted if appropriate, at each SFP date. Changes to the estimated residual values or useful lives are accounted for prospectively. Depreciation commences on the date when the asset is available for use as intended by management.
i)UOP basis
For mining properties and leases and certain mining equipment, the economic benefits from the asset are consumed in a pattern which is linked to the production level. Except as noted below, such assets are depreciated on a UOP basis.
In applying the UOP method, depreciation is normally calculated using the quantity of material extracted from the mine in the period as a percentage of the total quantity of material to be extracted in current and future periods based on proven and probable reserves.
ii)Straight line basis
Assets within operations for which production is not expected to fluctuate significantly from one year to another or which have a physical life shorter than the related mine are depreciated on a straight line basis.
MPPE are depreciated over their useful life, or over the remaining life of the mine if shorter. The major categories of property, plant and equipment are depreciated on a UOP basis and/or straight-line basis as follows:

MPPE Category	MPPE Depreciation Method
Land	Not depreciated
Mobile equipment	2 to 10 years
Buildings and plant facilities	10 to 50 years
Mining properties and leases including capitalized evaluation and development expenditures	Based on applicable reserves on a UOP basis
Exploration and evaluation	Not depreciated until mine goes into production
Assets under construction	Not depreciated until assets are ready for their intended use

Operational Mining Properties and Mine Development	Operational mining properties and mine development
When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves (which occurs upon completion of a positive economic analysis of the mineral deposit), the costs incurred to develop such property including costs to further delineate the ore body and remove overburden to initially expose the ore body prior to the start of mining operations, are capitalized.
Costs associated with commissioning activities on constructed plants are capitalized from the date of mechanical completion of the facilities until the date the Company is ready to commence commercial production. These costs are then amortized using the units-of-production ("UOP") method (described below) over the life of the mine, commencing on the date of commercial production.
Acquisition costs related to the acquisition of land and mineral rights are capitalized as incurred. Prior to acquiring such land or mineral rights, the Company makes a preliminary evaluation to determine that the property has significant potential to economically develop the deposit. The time between initial acquisition and full evaluation of a property’s potential is dependent on many factors including: location relative to existing infrastructure, the property’s stage of development, geological controls and metal prices. If a mineable deposit is discovered, such costs are amortized when production begins. If no mineable deposit is discovered, such costs are expensed in the period in which it is determined the property has no future economic value.
Major development expenditures on producing properties incurred to increase production or extend the life of the mine are capitalized while ongoing mining expenditures on producing properties are charged against earnings as incurred.

Exploration and evaluation	Exploration and evaluation
Exploration expenditures are incurred in the search for economic mineral deposits or the process of obtaining more information about existing mineral deposits and typically include costs associated with drilling, sampling, mapping and other activity related to the search for ore.
Evaluation expenditures are incurred to establish the technical and commercial viability of mineral deposits and typically include costs associated with determining optimal methods of extraction and metallurgical and treatment processes, permitting, and preparing economic evaluations.
Exploration expenditures are expensed as incurred. Evaluation expenditures are capitalized when management determines there is a high degree of confidence that future economic benefits will flow to the Company. Acquired exploration and evaluation projects and acquired exploration rights are recognized as assets at their cost of acquisition or at fair value if purchased as part of a business combination.
Capitalized exploration and evaluation expenditures are reclassified to Reserve and Resources within MPPE, in accordance with Note 3(j), once the technical feasibility and commercial viability are demonstrated.

Impairment (and reversals of impairment) of non-current assets	Impairment (and reversals of impairment) of non-current assets
The Company reviews and tests the carrying amount of MPPE and intangible assets with finite lives when there is an indication of impairment or impairment reversal. Additionally, disposal groups held for sale are tested for impairment upon classification as a disposal group held for sale.
Impairment assessments on MPPE and intangible assets are conducted at the level of the CGU. The recoverable amount of a CGU is the higher of value in use ("VIU") and fair value less cost to sell. VIU is the net present value of expected future cash flows. Impairments are recognized for any excess of carrying value over the recoverable amount.
Where the recoverable amount is assessed using discounted cash flow techniques, the resulting estimates are based on detailed mine and/or production plans. The cash flow forecasts are based on best estimates of expected future revenues and costs, including the future cash costs of production, capital and reclamation. These may include net cash flows expected to be realized from extraction, processing and sale of mineral resources that do not currently qualify for inclusion in proven or probable ore reserves. Such non-reserve material is included where there is a high degree of confidence in its economic extraction. This expectation is usually based on preliminary drilling and sampling of areas of mineralization that are contiguous with existing reserves. Typically, the additional evaluation to achieve reserve status for such material has not yet been done because this would involve incurring costs earlier than is required for the efficient planning and operation of the mine.
Where the recoverable amount of a CGU is dependent on the life of its associated ore, expected future cash flows reflect long-term mine plans, which are based on detailed research, analysis and iterative modeling to optimize the level of return from investment, output and sequence of extraction. The mine plan takes account all relevant characteristics of the ore, including waste to ore ratios, ore grades, haul distances, chemical and metallurgical properties of the ore affecting process recoveries and capacities of processing equipment that can be used. The mine plan is therefore the basis for forecasting production output in each future year and for forecasting production costs.
The Company’s cash flow forecasts are based on estimates of future commodity prices, which assume market prices will revert to the Company’s assessment of the long-term average price, generally over a period of three to five years. These assessments often differ from current price levels and are updated periodically.
The discount rates applied to the future cash flow forecasts represent an estimate of the rate the market would apply having regard to the time value of money and the risks specific to the asset for which the future cash flow estimates have not been adjusted, including appropriate adjustments for the risk profile of the countries in which the individual CGU operate. The great majority of the Company’s sales are based on prices denominated in USD. To the extent that the currencies of countries in which the Company produces commodities strengthen against the USD without commodity price offset, cash flows and, therefore, net present values are reduced.
Non-financial assets other than goodwill that have suffered impairment are tested for possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed.
Asset Retirement Obligations	Asset Retirement Obligations
The mining, extraction and processing activities of the Company normally give rise to obligations for site reclamation. Reclamation works can include facility decommissioning and dismantling; removal or treatment of waste materials; site and land rehabilitation. The extent of work required and the associated costs are dependent on the requirements of relevant authorities and the Company’s environmental policies. Provisions for the cost of each reclamation program are recognized at the time that environmental disturbance occurs. When the extent of disturbance increases over the life of an operation, the provision is increased accordingly. Costs included in the provision encompass all reclamation activity expected to occur progressively over the life of the operation and at the time of closure in connection with disturbances at the reporting date. Routine operating costs that may impact the ultimate reclamation activities, such as waste material handling conducted as an integral part of a mining or production process, are not included in the provision. Costs arising from unforeseen circumstances, such as the contamination caused by unplanned discharges, are recognized as an expense and liability when the event gives rise to an obligation which is probable and capable of reliable estimation. The timing of the actual reclamation expenditure is dependent upon a number of factors such as the life and nature of the asset, the operating license conditions, and the environment in which the mine operates. Reclamation expenditures may occur before and after closure and can continue for an extended period of time dependent on asset retirement obligation requirements. Asset retirement obligations provisions are measured at the expected value of future cash flows, discounted to their present value and determined according to the probability of alternative estimates of cash flows occurring for each operation. Discount rates used are specific to the underlying obligation. Significant judgments and estimates are involved in forming expectations of future activities and the amount and timing of the associated cash flows. Those expectations are formed based on existing environmental and regulatory requirements which give rise to a constructive or legal obligation.
When provisions for asset retirement obligation are initially recognized, the corresponding cost is capitalized as a component of the cost of the related asset, representing part of the cost of acquiring the future economic benefits of the operation. The capitalized cost of reclamation activities is recognized in MPPE and depreciated accordingly. The value of the provision is progressively increased over time as the effect of discounting unwinds, creating an expense recognized in interest and finance expense. Asset retirement obligation provisions are also adjusted for changes in estimates. Those adjustments are accounted for as a change in the corresponding capitalized cost, except where a reduction in the provision is greater than the un-depreciated capitalized cost of the related assets, in which case the capitalized cost is reduced to nil and the remaining adjustment is recognized in the SOE. In the case of closed sites, changes to estimated costs are recognized immediately in the SOE. Changes to the capitalized cost result in an adjustment to future depreciation and finance charges. Adjustments to the estimated amount and timing of future reclamation cash flows are a normal occurrence in light of the significant judgments and estimates involved.
The provision is reviewed at the end of each reporting period for changes to obligations, legislation or discount rates that impact estimated costs or lives of operations and adjusted to reflect current best estimate. The cost of the related asset is adjusted for changes in the provision resulting from changes in the estimated cash flows or discount rate and the adjusted cost of the asset is depreciated prospectively.
Share-based payments	Share-based payments
The Company recognizes a stock based compensation expense for all compensation shares, share purchase options, and equity-settled restricted share units ("RSUs") awarded to employees and officers based on the fair values at the date of grant. The fair values at the date of grant for share purchase options and equity-settled RSUs are expensed over the respective vesting periods with a corresponding increase to equity. The fair value of share purchase options is determined using the Black-Scholes option pricing model with market related inputs as of the date of grant. Share purchase options with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values. The fair value of equity-settled RSUs is the market value of the underlying shares at the date of grant. At the end of each reporting period, the Company re-assesses its estimates of the number of awards that are expected to vest and recognizes the impact of any revisions to this estimate in the SOE.
The Company recognizes a stock based compensation expense for performance share units (“PSUs”) which are awarded to eligible employees and are settled in cash. Compensation expense for the PSUs is recorded on a straight-line basis over the three year vesting period. This estimated expense is reflected as a component of net earnings over the vesting period of the PSUs with the related obligation recorded as a liability on the SFP. The amount of compensation expense is adjusted at the end of each reporting period to reflect (i) the fair market value of common shares plus the cash equivalent of any dividends distributed by the Company during the three year performance period; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.
The Company recognizes a stock based compensation expense for RSUs which are awarded to eligible employees and can be settled in cash or common shares. The estimated compensation expense for the RSUs is recorded on a straight-line basis over the three year vesting period and is reflected as a component of net earnings over the vesting period of the RSUs. For RSUs that the Company intends to settle in cash upon vesting, or the counterparty has the option to settle in cash or common shares, the Company records a liability for the obligation on the SFP, and the expense and liability are adjusted each reporting period to reflect (i) the changes in fair market value of common shares plus the cash equivalent of any dividends distributed by the Company during the three year performance period; and (ii) the number of RSUs anticipated to vest. For RSUs that the Company intends to settle in common shares, the Company expenses the fair value on the date of grant over the vesting period with a corresponding increase to equity.
The Company recognizes a stock based compensation expense for deferred share units ("DSUs") which are awarded to eligible directors, and can be settled in cash or common shares at the discretion of the Company when the eligible director ceases to hold all positions with the Company as a result of death, retirement, or loss of office or employment. As the Company currently intends to settle the DSUs in cash, the Company records a liability for the obligation on the SFP, and the expense and liability are adjusted each reporting period to reflect (i) the changes in fair market value of common shares plus the cash equivalent of any dividends distributed by the Company and (ii) the number of DSUs anticipated to vest.
Income Taxes	Income taxes
Taxation on the earnings or loss for the year comprises current and deferred tax. Taxation is recognized in the SOE except to the extent that it relates to items recognized in OCI or directly in equity, in which case the tax is recognized in OCI or equity.
Current tax is the expected tax payable on the taxable income for the year using rates enacted or substantively enacted at the year end, and includes any adjustment to tax payable in respect of previous years. Mining taxes and royalties are treated and disclosed as current and deferred taxes if they have the characteristics of an income tax.
Deferred tax is provided using the SFP liability method, providing for the tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax assessment or deduction purposes. Where an asset has no deductible or depreciable amount for income tax purposes, but has a deductible amount on sale or abandonment for capital gains tax purposes, that amount is included in the determination of temporary differences.
The tax effect of certain temporary differences is not recognized, principally with respect to goodwill; temporary differences arising on the initial recognition of assets or liabilities (other than those arising in a business combination or in a manner that initially impacted accounting or taxable earnings); and temporary differences relating to investments in subsidiaries, jointly controlled entities and associates to the extent that the Company is able to control the reversal of the temporary difference and the temporary difference is not expected to reverse in the foreseeable future. The amount of deferred tax recognized is based on the expected manner and timing of realization or settlement of the carrying amount of assets and liabilities, with the exception of items that have a tax base solely derived under capital gains tax legislation, using tax rates enacted or substantively enacted at period end. To the extent that an item’s tax base is solely derived from the amount deductible under capital gains tax legislation, deferred tax is determined as if such amounts are deductible in determining future assessable income.
Deferred income tax assets are recognized and reviewed at each SFP date and are reduced or recognized only to the extent that it is probable that sufficient taxable earnings will be available for utilization. This assessment is based on management’s estimates of future taxable earnings and cash flows, which depend on assumptions regarding future production and sales volumes, commodity prices, reserves, operating, closure and decommissioning costs, capital expenditures, dividends and other capital management activities.
Deferred tax is measured on an undiscounted basis at the tax rates that are expected to apply in the periods in which the asset is realized or the liability is settled, based on tax rates and tax laws enacted or substantively enacted at the SFP date.
Judgments are required about the application of income tax legislation. These judgments and assumptions are subject to risk and uncertainty, hence there is a possibility that changes in circumstances will alter expectations, which may impact the amount of deferred tax assets and deferred tax liabilities recognized on the SFP and the amount of other tax losses and temporary differences not yet recognized. In such circumstances, some or the entire carrying amount of recognized deferred tax assets and liabilities may require adjustment, resulting in a corresponding credit or charge to the SOE.
Investments in Associates	Investments in Associates
An associate is an entity over which the investor has significant influence but not control and that is neither a subsidiary nor an interest in a joint venture. Significant influence is presumed to exist where the Company has between 20% to 50% of the voting rights, but can also arise when the Company has less than 20%, if the
Company has the power to participate in the financial and operating policy decisions affecting the entity. The Company's share of the net assets and net earnings or loss is accounted for in the consolidated financial statements using the equity method of accounting.